TAX CREDITS (Tables)	12 Months Ended
Dec. 31, 2024
TAX CREDITS.
Schedule of current and non-current tax credits

	2024	2023
Current
ICMS (state VAT)	269,544	165,598
Social security financing	604,704	606,477
Financing of social integration program	178,989	132,507
IPI (federal VAT)	33,154	21,796
IVA (value-added tax)	4,555	27,311
Others	62,176	56,135
	1,153,122	1,009,824

Non-current
ICMS (state VAT)	195,537	146,074
Social security financing	1,269,568	1,452,618
Financing of social integration program and Others	279,282	317,408
	1,744,387	1,916,100
	2,897,509	2,925,924

Schedule of estimates of realization of non-current tax credits

	2024	2023
2025	—	530,605
2026	575,517	502,110
2027	384,850	299,152
2028	456,327	584,233
2029 on	327,693	—
	1,744,387	1,916,100